Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.33	$ 0.33	$ 0.33
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	34,023,255	34,020,255	23,956,063
Common stock, shares, outstanding	34,023,255	34,020,255	23,956,063
Series Preferred Stock [Member]
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00
Preferred stock, cumulative dividend rate	7.00%	7.00%	7.00%
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	10,950	10,950	10,950
Preferred stock, shares outstanding	10,950	10,950	10,950
Preferred stock, liquidation preference	$ 1.10	$ 1.10	$ 6.20
Series B Convertible Preferred Stock
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00
Preferred stock, cumulative dividend rate	7.00%	7.00%	7.00%
Preferred stock, shares authorized	150,000	150,000	150,000
Preferred stock, issued	66,977	65,864	65,864
Preferred stock, shares outstanding	66,977	65,864	65,864
Preferred stock, liquidation preference	$ 6.70	$ 6.60	$ 0.06